Credit Risk - Summary of Commercial Real Estate by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of performance obligations [line items]
Customer loans	£ 207,287	£ 201,289
Commercial Real Estate [member]
Disclosure of performance obligations [line items]
Customer loans	5,350	6,459
NPLs	£ 89	£ 29
NPL ratio	1.55%	0.41%
Gross write-offs	£ 8	£ 23
Impairment loss allowances	£ 49	£ 26